CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUES:
Revenues	$ 364,050	$ 343,475	$ 206,035
Commissions	(14,332)	(14,444)	(7,877)
Net revenues	349,718	329,031	198,158
EXPENSES:
Voyage expenses	(9,969)	(9,753)	(41,582)
Vessel operating expenses	(80,211)	(72,049)	(70,086)
Depreciation and amortization	(49,518)	(52,364)	(54,269)
General and administrative expenses
Management fee to related parties	(17,723)	(19,221)	(18,884)
Company administration expenses	(4,079)	(3,277)	(2,618)
Early redelivery income, net	0	7,470	0
Other operating expense	(3,570)	0	(241)
Gain on sale of assets	0	11,579	0
Operating income	184,648	191,416	10,478
OTHER (EXPENSE)/INCOME:
Interest expense	(17,138)	(14,719)	(21,233)
Other finance cost	(1,353)	(798)	(641)
Interest income	783	69	604
(Loss)/gain on derivatives	8,723	2,188	(1,303)
Foreign currency gain/(loss)	(1,101)	(910)	916
Amortization and write-off of deferred finance charges	(2,008)	(2,898)	(1,726)
Net (loss)/income	172,554	174,348	(12,905)
Less preferred dividend attributable to preferred shareholders	8,978	11,064	11,500
Less/(plus) mezzanine equity measurement	0	(271)	908
Net (loss)/income available to common shareholders	$ 163,576	$ 163,555	$ (25,313)
Earnings/(loss) per share in U.S. Dollars, basic (in USD per share)	$ 1.36	$ 1.44	$ (0.25)
Earnings/(loss) per share in U.S. Dollars, diluted (in USD per share)	$ 1.36	$ 1.44	$ (0.25)
Weighted average number of shares, basic (in shares)	120,653,507	113,716,354	102,617,944
Weighted average number of shares, diluted (in shares)	120,653,507	113,716,354	102,617,944